Inventory (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Raw materials	$ 1,578,662	$ 671,991
Work in Process	430,158	662,081
Inventory, gross	2,008,820	1,334,072
Reserve for Obsolescence	(105,000)	(90,000)
Inventory, net	$ 1,903,820	$ 1,244,072	$ 892,501